Amortization and depreciation expense (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation and amortisation expense [abstract]
Summary of Amortisation And Depreciation Expense

TCHF	2022	2021
Amortization of intangible assets (note 8)	3,448	1,840
Depreciation of rights-of-use assets (note 9)	392	180
Depreciation of property and equipment	20	16

Total amortization and depreciation expense	3,860	2,036